LOANS	12 Months Ended
Dec. 31, 2012
LOANS
LOANS

16. LOANS

Citigroup loans are reported in two categories—Consumer and Corporate. These categories are classified primarily according to the segment and subsegment that manages the loans.

Consumer Loans
Consumer loans represent loans and leases managed primarily by the Global Consumer Banking and Local Consumer Lending businesses. The following table provides information by loan type:

In millions of dollars	2012	2011
Consumer loans
In U.S. offices
Mortgage and real estate (1)	$125,946	$139,177
Installment, revolving credit, and other	14,070	15,616
Cards	111,403	117,908
Commercial and industrial	5,344	4,766
Lease financing	—	1
	$256,763	$277,468
In offices outside the U.S.
Mortgage and real estate (1)	$54,709	$52,052
Installment, revolving credit, and other	36,182	34,613
Cards	40,653	38,926
Commercial and industrial	20,001	19,975
Lease financing	781	711
	$152,326	$146,277
Total Consumer loans	$409,089	$423,745
Net unearned income	(418)	(405)

Consumer loans, net of unearned income	$408,671	$423,340

(1)	Loans secured primarily by real estate.

     Included in the loan table above are lending products whose terms may give rise to additional credit issues. Credit cards with below-market introductory interest rates and interest-only loans are examples of such products. These products are closely managed using credit techniques that are intended to mitigate their additional inherent risk.
     During the years ended December 31, 2012 and 2011, the Company sold and/or reclassified (to held-for-sale) $4.3 billion and $21.0 billion, respectively, of Consumer loans. The Company did not have significant purchases of Consumer loans during the years ended December 31, 2012 or December 31, 2011.
     Citigroup has established a risk management process to monitor, evaluate and manage the principal risks associated with its Consumer loan portfolio. Credit quality indicators that are actively monitored include delinquency status, consumer credit scores (FICO), and loan to value (LTV) ratios, each as discussed in more detail below.

Delinquency Status
Delinquency status is carefully monitored and considered a key indicator of credit quality of Consumer loans. Substantially all of the U.S. residential first mortgage loans use the MBA method of reporting delinquencies, which considers a loan delinquent if a monthly payment has not been received by the end of the day immediately preceding the loan’s next due date. All other loans use the OTS method of reporting delinquencies, which considers a loan delinquent if a monthly payment has not been received by the close of business on the loan’s next due date.
     As a general policy, residential first mortgages, home equity loans and installment loans are classified as non-accrual when loan payments are 90 days contractually past due. Credit cards and unsecured revolving loans generally accrue interest until payments are 180 days past due. As a result of OCC guidance issued in the first quarter of 2012, home equity loans in regulated bank entities are classified as non-accrual if the related residential first mortgage is 90 days or more past due. As a result of OCC guidance issued in the third quarter of 2012, mortgage loans in regulated bank entities discharged through Chapter 7 bankruptcy, other than FHA-insured loans, are classified as non-accrual. Commercial market loans are placed on a cash (non-accrual) basis when it is determined, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful or when interest or principal is 90 days past due.
     The policy for re-aging modified U.S. Consumer loans to current status varies by product. Generally, one of the conditions to qualify for these modifications is that a minimum number of payments (typically ranging from one to three) be made. Upon modification, the loan is re-aged to current status. However, re-aging practices for certain open-ended Consumer loans, such as credit cards, are governed by Federal Financial Institutions Examination Council (FFIEC) guidelines. For open-ended Consumer loans subject to FFIEC guidelines, one of the conditions for the loan to be re-aged to current status is that at least three consecutive minimum monthly payments, or the equivalent amount, must be received. In addition, under FFIEC guidelines, the number of times that such a loan can be re-aged is subject to limitations (generally once in 12 months and twice in five years). Furthermore, Federal Housing Administration (FHA) and Department of Veterans Affairs (VA) loans are modified under those respective agencies’ guidelines, and payments are not always required in order to re-age a modified loan to current.

The following tables provide details on Citigroup’s Consumer loan delinquency and non-accrual loans as of December 31, 2012 and December 31, 2011:

Consumer Loan Delinquency and Non-Accrual Details at December 31, 2012

							Past due
	Total		30–89 days		≥ 90 days		Government		Total		Total		90 days past due
In millions of dollars	current	(1)(2)	past due	(3)	past due	(3)	guaranteed	(4)	loans	(2)	non-accrual	(5)	and accruing
In North America offices
Residential first mortgages	$75,791		$3,074		$3,339		$6,000		$88,204		$4,922		$4,695
Home equity loans (6)	35,740		642		843		—		37,225		1,797		—
Credit cards	108,892		1,582		1,527		—		112,001		—		1,527
Installment and other	13,319		288		325		—		13,932		179		8
Commercial market loans	7,874		32		19		—		7,925		210		11
Total	$241,616		$5,618		$6,053		$6,000		$259,287		$7,108		$6,241
In offices outside North America
Residential first mortgages	$45,496		$547		$485		$—		$46,528		$807		$—
Home equity loans (6)	4		—		2		—		6		2		—
Credit cards	38,920		970		805		—		40,695		516		508
Installment and other	29,350		496		167		—		30,013		254		—
Commercial market loans	31,263		106		181		—		31,550		428		—
Total	$145,033		$2,119		$1,640		$—		$148,792		$2,007		$508
Total GCB and LCL	$386,649		$7,737		$7,693		$6,000		$408,079		$9,115		$6,749
Special Asset Pool (SAP)	545		18		29		—		592		81		—
Total Citigroup	$387,194		$7,755		$7,722		$6,000		$408,671		$9,196		$6,749

(1)	Loans less than 30 days past due are presented as current.
(2)	Includes $1.2 billion of residential first mortgages recorded at fair value.
(3)	Excludes loans guaranteed by U.S. government entities.
(4)	Consists of residential first mortgages that are guaranteed by U.S. government entities that are 30-89 days past due of $1.3 billion and ≥ 90 days past due of $4.7 billion.
(5)	During 2012, there was an increase in Consumer non-accrual loans in North America of approximately $1.5 billion, as a result of OCC guidance issued in the third quarter of 2012 regarding mortgage loans where the borrower has gone through Chapter 7 bankruptcy. Of the $1.5 billion non-accrual loans, $1.3 billion were current. Additionally, during 2012, there was an increase in non-accrual Consumer loans in North America during the first quarter of 2012, which was attributable to a $0.8 billion reclassification from accrual to non-accrual status of home equity loans where the related residential first mortgage was 90 days or more past due. The vast majority of these loans were current at the time of reclassification. The reclassification reflected regulatory guidance issued on January 31, 2012. The reclassification had no impact on Citi’s delinquency statistics or its loan loss reserves.
(6)	Fixed rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.

Consumer Loan Delinquency and Non-Accrual Details at December 31, 2011

							Past due
	Total		30–89 days		≥ 90 days		Government		Total		Total	90 days past due
In millions of dollars	current	(1)(2)	past due	(3)	past due	(3)	guaranteed	(4)	loans	(2)	non-accrual	and accruing
In North America offices
Residential first mortgages	$81,081		$3,550		$4,121		$6,686		$95,438		$4,176	$5,054
Home equity loans (5)	41,585		868		1,022		—		43,475		982	—
Credit cards	114,022		2,344		2,058		—		118,424		—	2,058
Installment and other	15,215		340		222		—		15,777		438	10
Commercial market loans	6,643		15		207		—		6,865		220	14
Total	$258,546		$7,117		$7,630		$6,686		$279,979		$5,816	$7,136
In offices outside North America
Residential first mortgages	$43,310		$566		$482		$—		$44,358		$744	$—
Home equity loans (5)	6		—		2		—		8		2	—
Credit cards	38,289		930		785		—		40,004		496	490
Installment and other	26,300		528		197		—		27,025		258	—
Commercial market loans	30,491		79		127		—		30,697		401	—
Total	$138,396		$2,103		$1,593		$—		$142,092		$1,901	$490
Total GCB and LCL	$396,942		$9,220		$9,223		$6,686		$422,071		$7,717	$7,626
Special Asset Pool (SAP)	1,193		29		47		—		1,269		115	—
Total Citigroup	$398,135		$9,249		$9,270		$6,686		$423,340		$7,832	$7,626

(1)	Loans less than 30 days past due are presented as current.
(2)	Includes $1.3 billion of residential first mortgages recorded at fair value.
(3)	Excludes loans guaranteed by U.S. government entities.
(4)	Consists of residential first mortgages that are guaranteed by U.S. government entities that are 30-89 days past due of $1.6 billion and ≥ 90 days past due of $5.1 billion.
(5)	Fixed rate home equity loans and loans extended under home equity lines of credit, which are typically in junior lien positions.

Consumer Credit Scores (FICO)
In the U.S., independent credit agencies rate an individual’s risk for assuming debt based on the individual’s credit history and assign every consumer a “FICO” credit score. These scores are continually updated by the agencies based upon an individual’s credit actions (e.g., taking out a loan or missed or late payments).
     The following table provides details on the FICO scores attributable to Citi’s U.S. Consumer loan portfolio as of December 31, 2012 and 2011 (commercial market loans are not included in the table since they are business-based and FICO scores are not a primary driver in their credit evaluation). FICO scores are updated monthly for substantially all of the portfolio or, otherwise, on a quarterly basis.

FICO score distribution in U.S. portfolio (1)(2)	December 31, 2012
			Equal to or
	Less than	≥ 620 but less	greater
In millions of dollars	620	than 660	than 660
Residential first mortgages	$16,754	$8,013	$50,833
Home equity loans	5,439	3,208	26,820
Credit cards	7,833	10,304	90,248
Installment and other	4,414	2,417	5,365
Total	$34,440	$23,942	$173,266

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.
(2)	Excludes balances where FICO was not available. Such amounts are not material.

FICO score distribution in U.S. portfolio (1)(2)	December 31, 2011
			Equal to or
	Less than	≥ 620 but less	greater
In millions of dollars	620	than 660	than 660
Residential first mortgages	$20,370	$8,815	$52,839
Home equity loans	6,783	3,703	30,884
Credit cards	9,621	10,905	93,234
Installment and other	3,789	2,858	6,704
Total	$40,563	$26,281	$183,661

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.
(2)	Excludes balances where FICO was not available. Such amounts are not material.

Loan to Value Ratios (LTV)
LTV ratios (loan balance divided by appraised value) are calculated at origination and updated by applying market price data.
     The following tables provide details on the LTV ratios attributable to Citi’s U.S. Consumer mortgage portfolios as of December 31, 2012 and 2011. LTV ratios are updated monthly using the most recent Core Logic HPI data available for substantially all of the portfolio applied at the Metropolitan Statistical Area level, if available and the state level if not. The remainder of the portfolio is updated in a similar manner using the Office of Federal Housing Enterprise Oversight indices.

LTV distribution in U.S. portfolio (1)(2)	December 31, 2012
		> 80% but less	Greater
	Less than or	than or equal to	than
In millions of dollars	equal to 80%	100%	100%
Residential first mortgages	$41,555	$19,070	$14,995
Home equity loans	12,611	9,529	13,153
Total	$54,166	$28,599	$28,148

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.
(2)	Excludes balances where LTV was not available. Such amounts are not material.

LTV distribution in U.S. portfolio (1)(2)	December 31, 2011
		> 80% but less	Greater
	Less than or	than or equal to	than
In millions of dollars	equal to 80%	100%	100%
Residential first mortgages	$36,422	$21,146	$24,425
Home equity loans	12,724	10,232	18,226
Total	$49,146	$31,378	$42,651

(1)	Excludes loans guaranteed by U.S. government entities, loans subject to LTSCs with U.S. government-sponsored entities and loans recorded at fair value.
(2)	Excludes balances where LTV was not available. Such amounts are not material.

Impaired Consumer Loans
Impaired loans are those loans about which Citigroup believes it is probable that it will not collect all amounts due according to the original contractual terms of the loan. Impaired Consumer loans include non-accrual commercial market loans, as well as smaller-balance homogeneous loans whose terms have been modified due to the borrower’s financial difficulties and where Citigroup has granted a concession to the borrower. These modifications may include interest rate reductions and/or principal forgiveness. Impaired Consumer loans exclude smaller-balance homogeneous loans that have not been modified and are carried on a non-accrual basis. In addition, impaired Consumer loans exclude substantially all loans modified pursuant to Citi’s short-term modification programs (i.e., for periods of 12 months or less) that were modified prior to January 1, 2011.

     As a result of OCC guidance issued in the third quarter of 2012, mortgage loans to borrowers that have gone through Chapter 7 bankruptcy are classified as TDRs. These TDRs, other than FHA-insured loans, are written down to collateral value less cost to sell. FHA-insured loans are reserved based on a discounted cash flow model (see Note 1 to the Consolidated Financial Statements). Approximately $635 million of incremental charge-offs was recorded in the third quarter as a result of this new guidance, the vast majority of which related to current loans, and was substantially offset by a related reserve release of approximately $600 million. The recorded investment in receivables reclassified to TDRs in the third quarter of 2012 as a result of this OCC guidance approximated $1,714 million, composed of $1,327 million of residential first mortgages and $387 million of home equity loans.

The following tables present information about total impaired Consumer loans at and for the years ending December 31, 2012 and 2011, respectively:

Impaired Consumer Loans

	At and for the year ended December 31, 2012
	Recorded		Unpaid	Related specific		Average		Interest income
In millions of dollars	investment	(1)(2)	principal balance	allowance	(3)	carrying value	(4)	recognized	(5)(6)
Mortgage and real estate
Residential first mortgages	$20,870		$22,062	$3,585		$19,956		$875
Home equity loans	2,135		2,727	636		1,911		68
Credit cards	4,584		4,639	1,800		5,272		308
Installment and other
Individual installment and other	1,612		1,618	860		1,958		248
Commercial market loans	439		737	60		495		21
Total (7)	$29,640		$31,783	$6,941		$29,592		$1,520

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.
(2)	$2,344 million of residential first mortgages, $378 million of home equity loans and $183 million of commercial market loans do not have a specific allowance.
(3)	Included in the Allowance for loan losses.
(4)	Average carrying value represents the average recorded investment ending balance for the last four quarters and does not include the related specific allowance.
(5)	Includes amounts recognized on both an accrual and cash basis.
(6)	Cash interest receipts on smaller-balance homogeneous loans are generally recorded as revenue. The interest recognition policy for commercial market loans is identical to that for Corporate loans, as described below.
(7)	Prior to 2008, the Company’s financial accounting systems did not separately track impaired smaller-balance, homogeneous Consumer loans whose terms were modified due to the borrowers’ financial difficulties and where it was determined that a concession was granted to the borrower. Smaller-balance consumer loans modified since January 1, 2008 amounted to $29.2 billion at December 31, 2012. However, information derived from Citi’s risk management systems indicates that the amounts of outstanding modified loans, including those modified prior to 2008, approximated $30.1 billion at December 31, 2012.

	At and for the year ended December 31, 2011
	Recorded		Unpaid	Related specific		Average		Interest income
In millions of dollars	investment	(1)(2)	principal balance	allowance	(3)	carrying value	(4)	recognized	(5)(6)
Mortgage and real estate
Residential first mortgages	$19,616		$20,803	$3,987		$18,642		$888
Home equity loans	1,771		1,823	669		1,680		72
Credit cards	6,695		6,743	3,122		6,542		387
Installment and other
Individual installment and other	2,264		2,267	1,032		2,644		343
Commercial market loans	517		782	75		572		21
Total (7)	$30,863		$32,418	$8,885		$30,080		$1,711

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount and direct write-downs and includes accrued interest only on credit card loans.
(2)	$858 million of residential first mortgages, $16 million of home equity loans and $182 million of commercial market loans do not have a specific allowance.
(3)	Included in the Allowance for loan losses.
(4)	Average carrying value represents the average recorded investment ending balance for last four quarters and does not include related specific allowance.
(5)	Includes amounts recognized on both an accrual and cash basis.
(6)	Cash interest receipts on smaller-balance homogeneous loans are generally recorded as revenue. The interest recognition policy for commercial market loans is identical to that for Corporate loans, as described below.
(7)	Prior to 2008, the Company’s financial accounting systems did not separately track impaired smaller-balance, homogeneous Consumer loans whose terms were modified due to the borrowers’ financial difficulties and where it was determined that a concession was granted to the borrower. Smaller-balance consumer loans modified since January 1, 2008 amounted to $30.3 billion at December 31, 2011. However, information derived from Citi’s risk management systems indicates that the amounts of outstanding modified loans, including those modified prior to 2008, approximated $31.5 billion at December 31, 2011.

Consumer Troubled Debt Restructurings
The following tables present Consumer TDRs occurring during the years ended December 31, 2012 and 2011:

	At and for the year ended December 31, 2012
				Chapter 7				Contingent			Average
In millions of dollars except	Number of	Post-modification		bankruptcy		Deferred		principal		Principal	interest rate
number of loans modified	loans modified	recorded investment	(1)(2)	charge-offs	(2)	principal	(3)	forgiveness	(4)	forgiveness	reduction
North America
Residential first mortgages	59,869	$8,107		$154		$10		$7		$553	1%
Home equity loans	33,586	862		450		5		—		78	2
Credit cards	204,999	1,053		—		—		—		—	16
Installment and other revolving	64,858	469		—		—		—		—	6
Commercial markets (5)	170	18		—		—		—		—	—
Total	363,482	$10,509		$604		$15		$7		$631
International
Residential first mortgages	9,447	$324		$—		$—		$—		$2	1%
Home equity loans	58	4		—		—		—		—	—
Credit cards	206,755	632		—		—		—		1	29
Installment and other revolving	45,191	280		—		—		—		1	22
Commercial markets (5)	377	171		—		—		1		2	—
Total	261,828	$1,411		$—		$—		$1		$6

	At and for the year ended December 31, 2011
						Contingent			Average
In millions of dollars except	Number of	Post-modification		Deferred		principal		Principal	interest rate
number of loans modified	loans modified	recorded investment	(1)	principal	(3)	forgiveness	(4)	forgiveness	reduction
North America
Residential first mortgages	33,025	$5,137		$66		$50		$—	2%
Home equity loans	18,099	923		17		1		—	4
Credit cards	611,715	3,554		—		—		—	19
Installment and other revolving	101,107	756		—		—		—	4
Commercial markets (5)	579	55		—		—		1	—
Total	764,525	$10,425		$83		$51		$1
International
Residential first mortgages	8,206	$311		$—		$—		$5	1%
Home equity loans	61	4		—		—		—	—
Credit cards	225,238	628		—		—		2	24
Installment and other revolving	133,062	545		—		—		8	12
Commercial markets (5)	55	167		—		—		1	—
Total	366,622	$1,655		$—		$—		$16

(1)	Post-modification balances include past due amounts that are capitalized at modification date.
(2)	Post-modification balances in North America include $2,740 million of residential first mortgages and $497 million of home equity loans to borrowers that have gone through Chapter 7 bankruptcy. These amounts include $1,414 million of residential first mortgages and $409 million of home equity loans that are newly classified as TDRs as a result of this OCC guidance. Chapter 7 bankruptcy column amounts are the incremental charge-offs that were recorded in the year ended December 31, 2012 as a result of this new OCC guidance.
(3)	Represents portion of loan principal that is non-interest bearing but still due from borrower. Effective in the first quarter of 2012, such deferred principal is charged-off at the time of modification to the extent that the related loan balance exceeds the underlying collateral value. A significant amount of the reported balances have been charged-off.
(4)	Represents portion of loan principal that is non-interest bearing and, depending upon borrower performance, eligible for forgiveness.
(5)	Commercial markets loans are generally borrower-specific modifications and incorporate changes in the amount and/or timing of principal and/or interest.

The following table presents Consumer TDRs that defaulted during the years ended December 31, 2012 and 2011, respectively, and for which the payment default occurred within one year of the modification:

	Year ended		Year ended
In millions of dollars	December 31, 2012	(1)	December 31, 2011	(1)
North America
Residential first mortgages	$1,145		$1,713
Home equity loans	128		113
Credit cards	434		1,307
Installment and other revolving	121		113
Commercial markets	—		3
Total	$1,828		$3,249
International
Residential first mortgages	$64		$123
Home equity loans	1		2
Credit cards	209		329
Installment and other revolving	117		238
Commercial markets	5		14
Total	$396		$706

(1)	Default is defined as 60 days past due, except for classifiably managed commercial markets loans, where default is defined as 90+ days past due.

Corporate Loans
Corporate loans represent loans and leases managed by the Institutional Clients Group or the Special Asset Pool in Citi Holdings. The following table presents information by Corporate loan type as of December 31, 2012 and 2011:

	December 31,	December 31,
In millions of dollars	2012	2011
Corporate
In U.S. offices
Commercial and industrial	$26,985	$20,830
Financial institutions	18,159	15,113
Mortgage and real estate (1)	24,705	21,516
Installment, revolving credit and other	32,446	33,182
Lease financing	1,410	1,270
	$103,705	$91,911
In offices outside the U.S.
Commercial and industrial	$82,939	$79,764
Installment, revolving credit and other	14,958	14,114
Mortgage and real estate (1)	6,485	6,885
Financial institutions	37,739	29,794
Lease financing	605	568
Governments and official institutions	1,159	1,576
	$143,885	$132,701
Total Corporate loans	$247,590	$224,612
Net unearned income (loss)	(797)	(710)
Corporate loans, net of unearned income	$246,793	$223,902

(1)	Loans secured primarily by real estate.

     For the years ended December 31, 2012 and 2011, the Company sold and/or reclassified (to held-for-sale) $4.4 billion and $6.4 billion, respectively, of held-for-investment Corporate loans. The Company did not have significant purchases of Corporate loans classified as held-for-investment for the year ended December 31, 2012 or December 31, 2011.

     Corporate loans are identified as impaired and placed on a cash (non-accrual) basis when it is determined, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful or when interest or principal is 90 days past due, except when the loan is well collateralized and in the process of collection. Any interest accrued on impaired Corporate loans and leases is reversed at 90 days and charged against current earnings, and interest is thereafter included in earnings only to the extent actually received in cash. When there is doubt regarding the ultimate collectability of principal, all cash receipts are thereafter applied to reduce the recorded investment in the loan. While Corporate loans are generally managed based on their internally assigned risk rating (see further discussion below), the following tables present delinquency information by Corporate loan type as of December 31, 2012 and 2011:

Corporate Loan Delinquency and Non-Accrual Details at December 31, 2012

	30–89 days		≥ 90 days
	past due		past due and		Total past due	Total		Total		Total
In millions of dollars	and accruing	(1)	accruing	(1)	and accruing	non-accrual	(2)	current	(3)	loans
Commercial and industrial	$38		$10		$48	$1,078		$107,650		$108,776
Financial institutions	5		—		5	454		53,858		54,317
Mortgage and real estate	224		109		333	680		30,057		31,070
Leases	7		—		7	52		1,956		2,015
Other	70		6		76	69		46,414		46,559
Loans at fair value										4,056
Total	$344		$125		$469	$2,333		$239,935		$246,793

(1)	Corporate loans that are ≥ 90 days past due are generally classified as non-accrual. Corporate loans are considered past due when principal or interest is contractually due but unpaid.
(2)	Citi generally does not manage Corporate loans on a delinquency basis. Non-accrual loans generally include those loans that are ≥ 90 days past due or those loans for which Citi believes, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful.
(3)	Corporate loans are past due when principal or interest is contractually due but unpaid. Loans less than 30 days past due are presented as current.

Corporate Loan Delinquency and Non-Accrual Details at December 31, 2011

	30–89 days		≥ 90 days
	past due		past due and		Total past due	Total		Total		Total
In millions of dollars	and accruing	(1)	accruing	(1)	and accruing	non-accrual	(2)	current	(3)	loans
Commercial and industrial	$93		$30		$123	$1,134		$98,157		$99,414
Financial institutions	—		2		2	763		42,642		43,407
Mortgage and real estate	224		125		349	1,039		26,908		28,296
Leases	3		11		14	13		1,811		1,838
Other	225		15		240	287		46,481		47,008
Loans at fair value										3,939
Total	$545		$183		$728	$3,236		$215,999		$223,902

(1)	Corporate loans that are ≥ 90 days past due are generally classified as non-accrual. Corporate loans are considered past due when principal or interest is contractually due but unpaid.
(2)	Citi generally does not manage Corporate loans on a delinquency basis. Non-accrual loans generally include those loans that are ≥ 90 days past due or those loans for which Citi believes, based on actual experience and a forward-looking assessment of the collectability of the loan in full, that the payment of interest or principal is doubtful.
(3)	Corporate loans are past due when principal or interest is contractually due but unpaid. Loans less than 30 days past due are presented as current.

     Citigroup has a risk management process to monitor, evaluate and manage the principal risks associated with its Corporate loan portfolio. As part of its risk management process, Citi assigns numeric risk ratings to its Corporate loan facilities based on quantitative and qualitative assessments of the obligor and facility. These risk ratings are reviewed at least annually or more often if material events related to the obligor or facility warrant. Factors considered in assigning the risk ratings include: financial condition of the obligor, qualitative assessment of management and strategy, amount and sources of repayment, amount and type of collateral and guarantee arrangements, amount and type of any contingencies associated with the obligor, and the obligor’s industry and geography.
     The obligor risk ratings are defined by ranges of default probabilities. The facility risk ratings are defined by ranges of loss norms, which are the product of the probability of default and the loss given default. The investment grade rating categories are similar to the category BBB-/Baa3 and above as defined by S&P and Moody’s. Loans classified according to the bank regulatory definitions as special mention, substandard and doubtful will have risk ratings within the non-investment grade categories.

Corporate Loans Credit Quality Indicators at
December 31, 2012 and December 31, 2011

	Recorded investment in loans		(1)
	December 31,	December 31,
In millions of dollars	2012	2011
Investment grade (2)
Commercial and industrial	$73,822	$67,282
Financial institutions	43,895	35,159
Mortgage and real estate	12,587	10,729
Leases	1,404	1,161
Other	42,575	42,428
Total investment grade	$174,283	$156,759
Non-investment grade (2)
Accrual
Commercial and industrial	$33,876	$30,998
Financial institutions	9,968	7,485
Mortgage and real estate	2,858	3,812
Leases	559	664
Other	3,915	4,293
Non-accrual
Commercial and industrial	1,078	1,134
Financial institutions	454	763
Mortgage and real estate	680	1,039
Leases	52	13
Other	69	287
Total non-investment grade	$53,509	$50,488
Private Banking loans managed on a
delinquency basis (2)	$14,945	$12,716
Loans at fair value	4,056	3,939
Corporate loans, net of unearned income	$246,793	$223,902

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.
(2)	Held-for-investment loans accounted for on an amortized cost basis.

     Corporate loans and leases identified as impaired and placed on non-accrual status are written down to the extent that principal is judged to be uncollectible. Impaired collateral-dependent loans and leases, where repayment is expected to be provided solely by the sale of the underlying collateral and there are no other available and reliable sources of repayment, are written down to the lower of cost or collateral value, less cost to sell. Cash-basis loans are returned to an accrual status when all contractual principal and interest amounts are reasonably assured of repayment and there is a sustained period of repayment performance, generally six months, in accordance with the contractual terms of the loan.

     The following tables present non-accrual loan information by Corporate loan type at and for the years ended December 31, 2012, 2011 and 2010, respectively:

Non-Accrual Corporate Loans

	At and for the period ended December 31, 2012
	Recorded		Unpaid	Related specific	Average		Interest income
In millions of dollars	investment	(1)	principal balance	allowance	carrying value	(2)	recognized
Non-accrual Corporate loans
Commercial and industrial	$1,078		$1,368	$155	$1,076		$65
Financial institutions	454		504	14	518		—
Mortgage and real estate	680		810	74	811		23
Lease financing	52		61	16	19		2
Other	69		245	25	154		8
Total non-accrual Corporate loans	$2,333		$2,988	$284	$2,578		$98

	December 31, 2011
	Recorded		Unpaid	Related specific	Average		Interest Income
In millions of dollars	investment	(1)	principal balance	allowance	carrying value	(3)	recognized
Non-accrual Corporate loans
Commercial and industrial	$1,134		$1,455	$186	$1,446		$76
Financial institutions	763		1,127	28	1,056		—
Mortgage and real estate	1,039		1,245	151	1,487		14
Lease financing	13		21	—	25		2
Other	287		640	55	420		17
Total non-accrual Corporate loans	$3,236		$4,488	$420	$4,434		$109

At and for the period ended
Dec. 31,
In millions of dollars	2010
Average carrying value (3)	$10,643
Interest income recognized	65

	December 31, 2012			December 31, 2011
	Recorded		Related specific	Recorded		Related specific
In millions of dollars	investment	(1)	allowance	investment	(1)	allowance
Non-accrual Corporate loans with valuation allowances
Commercial and industrial	$608		$155	$501		$186
Financial institutions	41		14	78		28
Mortgage and real estate	345		74	540		151
Lease financing	47		16	—		—
Other	59		25	120		55
Total non-accrual Corporate loans with specific allowance	$1,100		$284	$1,239		$420
Non-accrual Corporate loans without specific allowance
Commercial and industrial	$470			$633
Financial institutions	413			685
Mortgage and real estate	335			499
Lease financing	5			13
Other	10			167
Total non-accrual Corporate loans without specific allowance	$1,233		N/A	$1,997		N/A

(1)	Recorded investment in a loan includes net deferred loan fees and costs, unamortized premium or discount, less any direct write-downs.
(2)	Average carrying value represents the average recorded investment balance and does not include related specific allowance.
(3)	Average carrying value does not include related specific allowance.
N/A	Not Applicable

Corporate Troubled Debt Restructurings
The following tables provide details on Corporate TDR activity and default information as of and for the years ended December 31, 2012 and 2011.

The following table presents Corporate TDRs occurring during the year ended December 31, 2012.

						TDRs
		TDRs		TDRs		involving changes
		involving changes		involving changes		in the amount
		in the amount		in the amount		and/or timing of	Balance of	Net
	Carrying	and/or timing of		and/or timing of		both principal and	principal forgiven	P&L
In millions of dollars	Value	principal payments	(1)	interest payments	(2)	interest payments	or deferred	impact	(3)
Commercial and industrial	$99	$84		$4		$11	$—	$1
Financial institutions	—	—		—		—	—	—
Mortgage and real estate	113	60		—		53	—	—
Other	—	—		—		—	—	—
Total	$212	$144		$4		$64	$—	$1

(1)	TDRs involving changes in the amount or timing of principal payments may involve principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount or timing of interest payments may involve a below-market interest rate.
(3)	Balances reflect charge-offs and reserves recorded during the years ended December 31, 2012 on loans subject to a TDR during the year then ended.

The following table presents Corporate TDRs occurring during the year ended December 31, 2011.

						TDRs
		TDRs		TDRs		involving changes
		involving changes		involving changes		in the amount
		in the amount		in the amount		and/or timing of	Balance of	Net
	Carrying	and/or timing of		and/or timing of		both principal and	principal forgiven	P&L
In millions of dollars	Value	principal payments	(1)	interest payments	(2)	interest payments	or deferred	impact	(3)
Commercial and industrial	$126	$—		$16		$110	$—	$16
Financial institutions	—	—		—		—	—	—
Mortgage and real estate	250	3		20		227	4	37
Other	74	—		67		7	—	—
Total	$450	$3		$103		$344	$4	$53

(1)	TDRs involving changes in the amount or timing of principal payments may involve principal forgiveness or deferral of periodic and/or final principal payments.
(2)	TDRs involving changes in the amount or timing of interest payments may involve a below-market interest rate.
(3)	Balances reflect charge-offs and reserves recorded during the year ended December 31, 2011 on loans subject to a TDR during the period then ended.

     The following table presents total Corporate loans modified in a TDR at December 31, 2012 and 2011, as well as those TDRs that defaulted during 2012 and 2011, and for which the payment default occurred within one year of the modification:

		TDRs		TDRs
		in payment default		in payment default
	TDR Balances at	during the year Ended	TDR Balances at	during the year Ended
In millions of dollars	December 31, 2012	December 31, 2012	December 31, 2011	December 31, 2011
Commercial and industrial	$275	$94	$429	$7
Financial institutions	17	—	564	—
Mortgage and real estate	131	—	258	—
Other	450	—	85	—
Total	$873	$94	$1,336	$7

(1)	Payment default constitutes failure to pay principal or interest when due per the contractual terms of the loan.

Purchased Distressed Loans
Included in the Corporate and Consumer loan outstanding tables above are purchased distressed loans, which are loans that have evidenced significant credit deterioration subsequent to origination but prior to acquisition by Citigroup. In accordance with SOP 03-3 (codified as ASC 310-30), the difference between the total expected cash flows for these loans and the initial recorded investment is recognized in income over the life of the loans using a level yield. Accordingly, these loans have been excluded from the impaired loan table information presented above. In addition, per SOP 03-3, subsequent decreases in the expected cash flows for a purchased distressed loan require a build of an allowance so the loan retains its level yield. However, increases in the expected cash flows are first recognized as a reduction of any previously established allowance and then recognized as income prospectively over the remaining life of the loan by increasing the loan’s level yield. Where the expected cash flows cannot be reliably estimated, the purchased distressed loan is accounted for under the cost recovery method. The carrying amount of the Company’s purchased distressed loan portfolio at December 31, 2012 was $440 million, net of an allowance of $98 million.

The changes in the accretable yield, related allowance and carrying amount net of accretable yield for 2012 are as follows:

		Carrying
	Accretable	amount of loan
In millions of dollars	yield	receivable	Allowance
Balance at December 31, 2011	$2	$511	$68
Purchases (1)	15	269	—
Disposals/payments received	(6)	(171)	(6)
Accretion	—	—	—
Builds (reductions) to the allowance	9	—	41
Increase to expected cash flows	5	1	—
FX/other	(3)	(72)	(5)
Balance at December 31, 2012 (2)	$22	$538	$98

(1)	The balance reported in the column “Carrying amount of loan receivable” consists of $269 million of purchased loans accounted for under the level-yield method and $0 million under the cost-recovery method. These balances represent the fair value of these loans at their acquisition date. The related total expected cash flows for the level-yield loans were $285 million at their acquisition dates.
(2)	The balance reported in the column “Carrying amount of loan receivable” consists of $524 million of loans accounted for under the level-yield method and $14 million accounted for under the cost-recovery method.